UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

AB INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Real Estate Investment Fund II

Portfolio of Investments

July 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Equity: Other - 34.7%
Diversified/Specialty - 26.4%
British Land Co. PLC (The)	423,852	$5,558,632
CA Immobilien Anlagen AG(a)	180,410	3,239,514
CBRE Group, Inc. - Class A(a)	73,410	2,787,378
Cheung Kong Property Holdings Ltd.(a)	376,500	3,137,379
ClubCorp Holdings, Inc.	116,210	2,710,017
Cofinimmo SA	24,119	2,591,063
CSR Ltd.	356,520	972,861
Duke Realty Corp.	146,600	2,956,922
East Japan Railway Co.	21,700	2,140,647
Folkestone Education Trust	561,570	931,788
Fukuoka REIT Corp.(b)	425	714,585
GPT Group (The)	423,820	1,424,614
Gramercy Property Trust, Inc.	239,063	5,847,481
Hemfosa Fastigheter AB	248,336	2,679,676
IMMOFINANZ AG(a)	684,410	1,681,002
Kaisa Group Holdings Ltd.(a) (b) (c) (d)	4,266,000	858,450
Kennedy Wilson Europe Real Estate PLC	201,685	3,606,310
Lend Lease Group	298,584	3,391,744
Leopalace21 Corp.(a)	196,000	1,071,800
Merlin Properties Socimi SA(a) (b)	466,144	5,108,678
Mitsubishi Estate Co., Ltd.	237,000	5,263,203
Mitsui Fudosan Co., Ltd.	227,000	6,457,100
New World Development Co., Ltd.	2,084,000	2,516,515
Nomura Real Estate Holdings, Inc.	45,700	911,344
Orix JREIT, Inc.	831	1,131,399
Spirit Realty Capital, Inc.	489,009	4,963,441
Sumitomo Realty & Development Co., Ltd.	164,000	5,752,814
Sun Hung Kai Properties Ltd.	503,908	7,732,379
Taiheiyo Cement Corp.	235,000	774,802
UOL Group Ltd.(b)	891,876	4,357,241
Vereit, Inc.	183,870	1,581,282
Vornado Realty Trust	21,610	2,108,056
West China Cement Ltd.	6,028,000	1,087,573

		98,047,690

Health Care - 5.9%
Chartwell Retirement Residences	213,490	1,952,319
HCP, Inc.	190,380	7,356,283
Health Care REIT, Inc.	54,060	3,750,142
LTC Properties, Inc.	98,427	4,317,992
Ventas, Inc.	65,820	4,415,864

		21,792,600

Triple Net - 2.4%
National Retail Properties, Inc.	136,850	5,086,715
Realty Income Corp.(b)	80,260	3,875,755

		8,962,470

		128,802,760

Company	Shares	U.S. $ Value
Retail - 20.3%
Regional Mall - 7.0%
General Growth Properties, Inc.	73,890	$2,005,375
Pennsylvania Real Estate Investment Trust	227,170	4,979,566
Simon Property Group, Inc.	81,570	15,271,535
Westfield Corp.	159,717	1,168,142
WP GLIMCHER, Inc.	192,870	2,611,460

		26,036,078

Shopping Center/Other Retail - 13.3%
DDR Corp.	196,970	3,210,611
Federation Centres	1,366,450	2,990,561
Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,365,254	1,481,126
Hammerson PLC	212,810	2,184,625
Japan Retail Fund Investment Corp.	1,048	2,054,316
JB Hi-Fi Ltd.(b)	117,940	1,661,876
Kite Realty Group Trust	164,630	4,346,232
Klepierre	93,064	4,234,282
Link REIT (The)	376,860	2,215,585
Mercialys SA	128,780	2,936,143
Ramco-Gershenson Properties Trust	229,579	3,889,068
Retail Opportunity Investments Corp.	247,183	4,239,188
Scentre Group	1,949,781	5,630,723
Unibail-Rodamco SE	19,339	5,140,390
Vastned Retail NV	66,689	3,031,303

		49,246,029

		75,282,107

Residential - 18.4%
Multi-Family - 13.5%
AvalonBay Communities, Inc.	39,700	6,841,898
Barratt Developments PLC	201,310	1,992,276
China Resources Land Ltd.	860,000	2,415,083
China Vanke Co., Ltd. - Class H(b)	951,925	2,263,809
CIFI Holdings Group Co., Ltd.(b)	6,702,800	1,401,275
Deutsche Annington Immobilien SE	61,383	1,915,143
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,544,260	1,445,597
Equity Residential	54,040	4,042,732
Essex Property Trust, Inc.	27,460	6,176,029
Ichigo Real Estate Investment Corp.(b)	2,092	1,469,493
Japan Rental Housing Investments, Inc.	1,477	978,366
KWG Property Holding Ltd.	1,527,500	1,139,170
Mid-America Apartment Communities, Inc.	71,660	5,757,164
Stockland	1,327,325	4,114,151
Sun Communities, Inc.	51,088	3,551,127
UNITE Group PLC (The)	194,330	1,914,931
Wing Tai Holdings Ltd.	1,938,500	2,663,632

		50,081,876

Self Storage - 4.9%
CubeSmart	192,730	5,041,817
Extra Space Storage, Inc.	67,150	4,936,868
National Storage Affiliates Trust	214,251	2,534,589
Public Storage	18,483	3,792,342
Safestore Holdings PLC	394,790	1,858,820

		18,164,436

		68,246,312

Company	Shares	U.S. $ Value
Office - 9.9%
Office - 9.9%
Allied Properties Real Estate Investment Trust	86,928	$2,420,704
alstria office REIT-AG(a) (b)	169,482	2,340,912
Boston Properties, Inc.	19,064	2,350,210
Cousins Properties, Inc.	263,240	2,732,431
Dream Office Real Estate Investment Trust	105,751	1,918,776
Entra ASA(e)	193,234	1,756,469
Fabege AB	204,250	2,834,487
Highwoods Properties, Inc.	73,980	3,131,574
Hongkong Land Holdings Ltd.	583,000	4,489,100
Hudson Pacific Properties, Inc.	80,570	2,479,945
Investa Office Fund	544,460	1,573,342
Japan Prime Realty Investment Corp.	472	1,528,824
Japan Real Estate Investment Corp.	239	1,071,842
Kenedix Office Investment Corp. - Class A	636	2,946,657
Kilroy Realty Corp.	14,260	1,010,321
Workspace Group PLC	144,750	2,198,875

		36,784,469

Lodging - 6.8%
Lodging - 6.8%
Ashford Hospitality Prime, Inc.	10,095	146,983
Ashford Hospitality Trust, Inc.	246,639	2,155,625
Ashford, Inc.(a)	2,606	155,396
Japan Hotel REIT Investment Corp.	2,358	1,525,790
Pebblebrook Hotel Trust	126,760	5,159,132
RLJ Lodging Trust	184,780	5,511,987
Starwood Hotels & Resorts Worldwide, Inc.	23,510	1,868,105
Summit Hotel Properties, Inc.	293,950	4,006,538
Wyndham Worldwide Corp.	54,400	4,489,088

		25,018,644

Industrials - 6.4%
Industrial Warehouse Distribution - 5.5%
DCT Industrial Trust, Inc.	107,190	3,725,924
GLP J-Reit	1,361	1,309,848
Granite Real Estate Investment Trust	104,423	3,215,184
Hansteen Holdings PLC	704,310	1,339,662
Japan Logistics Fund, Inc.(b)	518	976,287
Mapletree Logistics Trust	2,331,374	1,886,376
Mexico Real Estate Management SA de CV(a)	646,790	957,791
Nippon Prologis REIT, Inc.	532	1,049,219
PLA Administradora Industrial S de RL de CV(a)	775,030	1,568,579
Prologis, Inc.	105,698	4,292,396

		20,321,266

Mixed Office Industrial - 0.9%
Goodman Group	675,930	3,223,591

		23,544,857

Mortgage - 1.5%
Mortgage - 1.5%
Blackstone Mortgage Trust, Inc. - Class A	62,500	1,823,125
Concentradora Hipotecaria SAPI de CV	1,086,000	1,819,155
First American Financial Corp.	49,980	2,028,189

		5,670,469

Company	Shares	U.S. $ Value
Financial: Other - 0.5%
Financial: Other - 0.5%
HFF, Inc. - Class A (cost $1,282,856)	42,320	$1,939,949

Total Common Stocks (cost $339,750,710)		365,289,567

WARRANTS - 0.3%
Real Estate - 0.3%
Developers - 0.3%
Daelim Industrial Co., Ltd., expiring 9/18/17(a) (e) (cost $1,188,324)	15,370	981,535

RIGHTS - 0.1%
Equity:Other - 0.1%
Diversified/Specialty - 0.1%
Merlin Properties Socimi SA, expiring 8/01/15(a) (b) (cost $0)	199,680	285,088

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.11%(f) (g) (cost $922,986)	922,986	922,986

Total Investments Before Security Lending Collateral For Securities Loaned - 99.1% (cost $341,862,020)		367,479,176

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.8%
Investment Companies - 3.8%
AB Exchange Reserves - Class I, 0.08%(f) (g) (cost $14,098,244)	14,098,244	14,098,244

Total Investments - 102.9%
(cost $355,960,264)(h)		381,577,420
Other assets less liabilities - (2.9)%		(10,625,879)

Net Assets - 100.0%		$370,951,541

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty		Contract Amount (000)	U.S. $ Value on Origination Date		U.S. $ Value at July 31, 2015	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CAD	6,699	USD	5,329	8/13/15	$206,743
Barclays Bank PLC	USD	4,939	GBP	3,158	8/13/15	(7,269)
BNP Paribas SA	AUD	4,003	USD	3,053	8/13/15	128,375
Citibank	AUD	2,262	USD	1,799	8/13/15	146,168
Deutsche Bank AG	EUR	5,889	USD	6,545	8/13/15	76,833
Deutsche Bank AG	JPY	474,069	USD	3,825	8/13/15	(181)
Deutsche Bank AG	AUD	3,493	USD	2,561	11/13/15	21,541

Counterparty		Contract Amount (000)	U.S. $ Value on Origination Date		U.S. $ Value at July 31, 2015	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	CAD	1,280	USD	1,069	8/13/15	$90,512
HSBC Bank USA	USD	2,369	NZD	3,171	8/13/15	(277,447)
Morgan Stanley & Co., Inc.	GBP	4,350	USD	6,747	8/13/15	(45,450)
Morgan Stanley & Co., Inc.	USD	4,148	CAD	5,167	8/13/15	(197,176)
Morgan Stanley & Co., Inc.	USD	5,911	EUR	5,184	8/13/15	(217,313)
Royal Bank of Scotland PLC	AUD	2,406	USD	1,842	8/13/15	84,077
Royal Bank of Scotland PLC	CAD	3,887	USD	3,205	8/13/15	233,045
Royal Bank of Scotland PLC	USD	5,324	JPY	654,767	8/13/15	(39,956)
Standard Chartered Bank	EUR	9,213	USD	10,463	8/13/15	343,340
Standard Chartered Bank	GBP	3,373	USD	5,140	8/13/15	(127,419)
Standard Chartered Bank	JPY	180,698	USD	1,513	8/13/15	55,120
Standard Chartered Bank	SEK	47,434	USD	5,806	8/13/15	306,802
State Street Bank & Trust Co.	NOK	11,219	USD	1,501	8/13/15	127,665
State Street Bank & Trust Co.	USD	1,130	SEK	9,594	8/13/15	(17,855)
UBS AG	AUD	3,875	USD	3,024	8/13/15	192,665
UBS AG	EUR	4,864	USD	5,349	8/13/15	6,576
UBS AG	NZD	3,171	USD	2,239	8/13/15	147,389
UBS AG	USD	9,176	EUR	8,332	8/13/15	(24,136)
UBS AG	USD	11,941	GBP	7,810	8/13/15	254,515
UBS AG	USD	6,420	SEK	53,511	8/13/15	(216,159)

						$1,251,005

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate market value of these securities amounted to $2,738,004 or 0.7% of net assets.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of July 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $39,372,557 and gross unrealized depreciation of investments was $(13,755,401), resulting in net unrealized appreciation of $25,617,156.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN*

July 31, 2015 (unaudited)

50.3%	United States
10.7%	Japan
7.4%	Australia
5.6%	United Kingdom
5.5%	Hong Kong
3.3%	France
2.6%	Canada
2.5%	China
2.4%	Singapore
1.6%	Mexico
1.5%	Sweden
1.5%	Spain
1.3%	Austria
1.1%	Germany
2.7%	Other

100.0%

*	All data are as of July 31, 2015. The Fund’s country breakdown is expressed as a percentage of total investments (excluding collateral on securities loaned) and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Belgium, Netherlands, Norway, South Korea and Turkey.

AB Global Real Estate Investment Fund II

July 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2015:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stock:
Equity: Other	$69,733,316		$58,210,994		$858,450		$128,802,760
Retail	44,970,304		30,311,803		– 0	–	75,282,107
Residential	46,448,317		21,797,995		– 0	–	68,246,312
Office	22,289,530		14,494,939		– 0	–	36,784,469
Lodging	23,492,854		1,525,790		– 0	–	25,018,644
Industrials	16,985,912		6,558,945		– 0	–	23,544,857
Mortgage	5,670,469		– 0	–	– 0	–	5,670,469
Financial: Other	1,939,949		– 0	–	– 0	–	1,939,949
Warrants	– 0	–	981,535		– 0	–	981,535
Rights	285,088		– 0	–	– 0	–	285,088
Short-Term Investments	922,986		– 0	–	– 0	–	922,986
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	14,098,244		– 0	–	– 0	–	14,098,244

Total Investments in Securities	246,836,969		133,882,001	+	858,450		381,577,420
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	2,421,366		– 0	–	2,421,366
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,170,361)		– 0	–	(1,170,361)

Total^(a)	$246,836,969		$135,133,006		$858,450		$382,828,425

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets from Level 1 to Level 2 during the reporting period.
(a)	An amount of $11,086,784 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks – Equity: Other		Total
Balance as of 10/31/14	– 0	–	– 0	–
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(721,421)		(721,421)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	1,579,871		1,579,871
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/15	$858,450		$858,450	+

Net change in unrealized appreciation/depreciation from investments held as of 7/31/15	$(721,421)		$(721,421)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Institutional Funds, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: September 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: September 21, 2015